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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-04963

The Berwyn Funds

(Exact name of registrant as specified in charter)

1189 Lancaster Avenue Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

Kevin M. Ryan

The Killen Group, Inc.         1189 Lancaster Avenue         Berwyn, Pennsylvania 19312

(Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222

Date of fiscal year end:         December 31, 2014

Date of reporting period:       March 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 92.5%	Shares	Value
CONSUMER DISCRETIONARY - 15.8%
AUTO COMPONENTS - 1.9%
Spartan Motors, Inc. #	1,866,927	$9,596,005

AUTOMOBILES - 1.1%
Winnebago Industries, Inc.+	207,803	5,691,724

HOTELS, RESTAURANTS & LEISURE - 1.8%
Ruth's Hospitality Group, Inc.	749,242	9,058,336

HOUSEHOLD DURABLES - 1.5%
Hooker Furniture Corp.	484,811	7,592,140

LEISURE PRODUCTS - 5.1%
Callaway Golf Co.	1,608,478	16,438,645
Leapfrog Enterprises, Inc.+	1,255,100	9,413,250
		25,851,895
SPECIALTY RETAIL - 2.1%
bebe stores, inc.	1,710,559	10,468,621

TEXTILES, APPAREL & LUXURY GOODS - 2.3%
Crocs, Inc.+	750,200	11,703,120

ENERGY - 8.8%
ENERGY EQUIPMENT & SERVICES - 3.8%
Gulf Island Fabrication, Inc.	379,264	8,195,895
Newpark Resources, Inc.+	966,850	11,070,432
		19,266,327
OIL, GAS & CONSUMABLE FUELS - 5.0%
Evolution Petroleum Corp.	395,600	5,035,988
Hallador Energy Co.	405,543	3,467,393
VAALCO Energy, Inc.+	1,628,700	13,925,385
Warren Resources, Inc.+	542,375	2,603,400
		25,032,166
FINANCIALS - 7.4%
COMMERCIAL BANKS - 1.9%
City Holding Co.	218,692	9,810,523

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.5% (Continued)	Shares	Value
FINANCIALS - 7.4% (Continued)
INSURANCE - 1.8%
Hallmark Financial Services, Inc. #+	1,072,376	$8,911,445

REAL ESTATE INVESTMENT TRUSTS - 1.2%
Cedar Realty Trust, Inc.	957,130	5,848,064

THRIFTS & MORTGAGE FINANCE - 2.5%
Dime Community Bancshares, Inc.	741,168	12,585,033

HEALTH CARE - 3.0%
BIOTECHNOLOGY - 3.0%
Myriad Genetics, Inc.+	450,000	15,385,500

INDUSTRIALS - 23.0%
BUILDING PRODUCTS - 1.3%
AAON, Inc.	235,999	6,577,292

COMMERCIAL SERVICES & SUPPLIES - 8.4%
Ennis, Inc.	551,005	9,130,153
Knoll, Inc.	600,000	10,914,000
McGrath RentCorp	329,355	11,514,251
US Ecology, Inc.	286,823	10,646,869
		42,205,273
CONSTRUCTION & ENGINEERING - 2.7%
Granite Construction, Inc.	342,429	13,673,190

ELECTRICAL EQUIPMENT - 2.0%
Encore Wire Corp.	210,195	10,196,560

MACHINERY - 4.3%
FreightCar America, Inc.	478,300	11,115,692
Graham Corp.	327,938	10,444,825
		21,560,517
MARINE - 2.4%
Diana Shipping, Inc.+	1,030,100	12,350,899

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.5% (Continued)	Shares	Value
INDUSTRIALS - 23.0% (Continued)
TRADING COMPANIES & DISTRIBUTORS - 1.9%
Houston Wire & Cable Co.	746,861	$9,806,285

INFORMATION TECHNOLOGY - 21.6%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 6.8%
Mercury Systems, Inc.+	585,424	7,733,451
Methode Electronics, Inc.	340,105	10,427,619
Plexus Corp.+	166,700	6,679,669
ScanSource, Inc.+	235,750	9,611,528
		34,452,267
IT SERVICES - 3.1%
ModusLink Global Solutions, Inc.+	341,900	1,446,237
Unisys Corp.+	467,200	14,230,912
		15,677,149
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.8%
Advanced Energy Industries, Inc.+	519,300	12,722,850
Micrel, Inc.	1,120,839	12,418,896
Rudolph Technologies, Inc.+	834,823	9,525,331
Silicon Image, Inc.+	1,388,018	9,577,324
		44,244,401
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.9%
Synaptics, Inc.+	244,350	14,665,887

MATERIALS - 10.5%
CHEMICALS - 5.9%
Intrepid Potash, Inc.+	703,300	10,873,018
KMG Chemicals, Inc. #	603,718	9,466,298
Landec Corp.+	847,188	9,454,618
		29,793,934
METALS & MINING - 4.6%
Olympic Steel, Inc.	355,810	10,211,747
Stillwater Mining Co.+	871,923	12,913,180
		23,124,927

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.5% (Continued)	Shares	Value
TELECOMMUNICATION SERVICES - 2.4%
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
Vonage Holdings Corp.+	2,829,800	$12,083,246

TOTAL COMMON STOCKS (Cost $364,286,235)		$467,212,726

MONEY MARKET FUNDS - 7.1%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.01%^	24,640,408	$24,640,408
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.01%^	11,455,539	11,455,539
TOTAL MONEY MARKET FUNDS (Cost $36,095,947)		$36,095,947

TOTAL INVESTMENTS AT VALUE - 99.6% (Cost $400,382,182)		$503,308,673

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		1,844,914

NET ASSETS - 100.0%		$505,153,587

#	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
+	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2014.

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 26.2%	Shares	Value
CONSUMER DISCRETIONARY - 2.1%
AUTO COMPONENTS - 0.3%
Superior Industries International, Inc.	353,568	$7,244,608

HOTELS, RESTAURANTS & LEISURE - 1.0%
Carnival Corp.	615,000	23,283,900

HOUSEHOLD DURABLES - 0.7%
Newell Rubbermaid, Inc.	570,000	17,043,000

TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Rocky Brands, Inc.	187,847	2,703,119

CONSUMER STAPLES - 0.2%
PERSONAL PRODUCTS - 0.2%
Avon Products, Inc.	387,147	5,667,832

ENERGY - 3.2%
ENERGY EQUIPMENT & SERVICES - 0.5%
Tidewater, Inc.	270,800	13,166,296

OIL, GAS & CONSUMABLE FUELS - 2.7%
Chesapeake Energy Corp.	685,000	17,549,700
Devon Energy Corp.	230,000	15,393,900
Peabody Energy Corp.	1,140,000	18,627,600
Suncor Energy, Inc.	355,000	12,410,800
		63,982,000
FINANCIALS - 4.2%
COMMERCIAL BANKS - 0.9%
Huntington Bancshares, Inc.	2,225,000	22,183,250

DIVERSIFIED FINANCIAL SERVICES - 0.6%
JPMorgan Chase & Co.	230,000	13,963,300

INSURANCE - 1.4%
Aflac, Inc.	275,000	17,336,000
Hartford Financial Services Group, Inc.	470,000	16,576,900
		33,912,900

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 26.2% (Continued)	Shares	Value
FINANCIALS - 4.2% (Continued)
REAL ESTATE INVESTMENT TRUSTS - 1.3%
FelCor Lodging Trust, Inc.	623,606	$5,637,398
Mack-Cali Realty Corp.	1,164,920	24,218,687
		29,856,085
HEALTH CARE - 0.8%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
CryoLife, Inc.	309,336	3,080,987

PHARMACEUTICALS - 0.7%
GlaxoSmithKline plc - ADR	308,000	16,456,440

INDUSTRIALS - 3.6%
COMMERCIAL SERVICES & SUPPLIES - 2.6%
Ennis, Inc. #	1,525,165	25,271,984
Pitney Bowes, Inc.	930,000	24,170,700
US Ecology, Inc.	320,278	11,888,719
		61,331,403
MACHINERY - 1.0%
Joy Global, Inc.	410,000	23,780,000

INFORMATION TECHNOLOGY - 7.7%
COMMUNICATIONS EQUIPMENT - 0.6%
PCTEL, Inc. #	1,723,585	15,046,897

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.2%
Corning, Inc.	1,400,000	29,148,000
FLIR Systems, Inc.	730,000	26,280,000
Methode Electronics, Inc.	677,898	20,784,353
		76,212,353
OFFICE ELECTRONICS - 0.4%
Xerox Corp.	750,000	8,475,000

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
Intel Corp.	850,000	21,938,500
Tessera Technologies, Inc.	612,126	14,464,537
		36,403,037

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 26.2% (Continued)	Shares	Value
INFORMATION TECHNOLOGY - 7.7% (Continued)
SOFTWARE - 2.0%
CA, Inc.	370,000	$11,458,900
Microsoft Corp.	570,000	23,364,300
Symantec Corp.	700,000	13,979,000
		48,802,200
MATERIALS - 1.5%
CHEMICALS - 0.7%
Mosaic Co. (The)	325,000	16,250,000

METALS & MINING - 0.8%
Cliffs Natural Resources, Inc.	1,000,000	20,460,000

UTILITIES - 2.9%
ELECTRIC UTILITIES - 2.9%
Exelon Corp.	808,000	27,116,480
FirstEnergy Corp.	778,000	26,475,340
PPL Corp.	450,000	14,913,000
		68,504,820

TOTAL COMMON STOCKS (Cost $533,227,015)		$627,809,427

PREFERRED STOCKS - 15.2%	Shares	Value
ENERGY - 0.6%
OIL, GAS & CONSUMABLE FUELS - 0.6%
Chesapeake Energy Corp., 5.00% - CV	40,048	$3,879,650
Chesapeake Energy Corp., 5.75% - 144A - CV	10,000	11,181,250
		15,060,900
FINANCIALS - 10.0%
CAPITAL MARKETS - 0.5%
Affiliated Managers Group, Inc., 5.25%	70,685	1,810,243
Affiliated Managers Group, Inc., 6.375%	430,726	10,768,150
		12,578,393
COMMERCIAL BANKS - 2.3%
Wells Fargo & Co., 5.20% - Series N	1,887,785	40,172,065
Wells Fargo & Co., 5.25% - Series P	692,832	15,110,666
		55,282,731
DIVERSIFIED FINANCIAL SERVICES - 1.3%
JPMorgan Chase & Co., 5.45% - Series P	1,386,081	30,077,957

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 15.2% (Continued)	Shares	Value
FINANCIALS - 10.0% (Continued)
INSURANCE - 0.8%
Aflac, Inc., 5.50%	814,197	$19,019,642

REAL ESTATE INVESTMENT TRUSTS - 4.4%
Alexandria Real Estate Equity, Inc., 7.00% - Series D - CV	418,817	11,253,613
Felcor Lodging Trust, Inc., 7.80%	480,791	11,952,464
Felcor Lodging Trust, Inc., 8.00%	181,739	4,619,806
Health Care REIT, Inc., 6.50% - Series I	343,996	19,102,098
Kimco Realty Corp., 6.90% - Series H	107,350	2,766,410
Kimco Realty Corp., 6.00% - Series I	366,559	8,320,889
Kimco Realty Corp., 5.50% - Series J	434,493	9,059,179
Kimco Realty Corp., 5.625% - Series K	474,513	10,154,578
Public Storage, 6.35% - Series R	60,519	1,525,684
Public Storage, 5.90% - Series S	150,443	3,559,481
Public Storage, 5.75% - Series T	219,931	5,080,406
Public Storage, 5.375% - Series V	853,864	18,375,153
		105,769,761
THRIFTS & MORTGAGE FINANCE - 0.7%
New York Community Capital Trust V, 6.00% - CV	332,753	16,205,071

INDUSTRIALS - 2.6%
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Pitney Bowes, Inc., 5.25%	219,202	5,618,147
Pitney Bowes, Inc., 6.70%	1,161,490	29,478,616
		35,096,763
MACHINERY - 1.2%
Stanley Black & Decker, Inc., 5.75%	1,167,543	27,986,006

MATERIALS - 2.0%
METALS & MINING - 2.0%
Cliffs Natural Resources, Inc., 7.00% - Series A - CV	2,340,572	48,520,058

TOTAL PREFERRED STOCKS (Cost $358,519,141)		$365,597,282

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.6%	Par Value	Value
CONSUMER DISCRETIONARY - 7.5%
DIVERSIFIED CONSUMER SERVICES - 0.2%
Service Corp. International, 7.50%, due 04/01/27	$4,590,000	$4,865,400

HOTELS, RESTAURANTS & LEISURE - 0.9%
Ruby Tuesday, Inc., 7.625%, due 05/15/20	23,850,000	21,286,125

HOUSEHOLD DURABLES - 1.7%
D.R. Horton, Inc., 5.625%, due 09/15/14	3,000,000	3,056,250
D.R. Horton, Inc., 5.25%, due 02/15/15	17,702,000	18,255,187
D.R. Horton, Inc., 5.625%, due 01/15/16	8,328,000	8,879,730
Ethan Allen Global, Inc., 5.375%, due 10/01/15	10,500,000	10,880,625
		41,071,792
LEISURE PRODUCTS - 1.2%
Brunswick Corp., 144A, 4.625%, due 05/15/21	8,438,000	8,248,145
Brunswick Corp., 7.125%, due 08/01/27	9,900,000	10,395,000
Smith & Wesson Holding Corp., 144A, 5.875%, due 06/15/17	8,825,000	9,178,000
		27,821,145
MULTI-LINE RETAIL - 1.3%
Family Dollar Stores, Inc., 5.00%, due 02/01/21	29,962,000	31,326,200

SPECIALTY RETAIL - 2.2%
Best Buy Co., Inc., 3.75%, due 03/15/16	6,250,000	6,437,500
Best Buy Co., Inc., 5.00%, due 08/01/18	2,000,000	2,072,500
Best Buy Co., Inc., 5.50%, due 03/15/21	38,288,000	38,383,720
Woolworth Corp., 8.50%, due 01/15/22	6,000,000	7,140,000
		54,033,720
CONSUMER STAPLES - 0.2%
FOOD PRODUCTS - 0.2%
General Mills, Inc., 4.15%, due 02/15/43	5,820,000	5,451,216

ENERGY - 2.2%
OIL, GAS & CONSUMABLE FUELS - 2.2%
Chesapeake Energy Corp., 2.75%, due 11/15/35 CV	13,000,000	13,544,375
Peabody Energy Corp., 4.75%, due 12/15/41 CV	49,830,000	40,300,013
		53,844,388

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.6% (Continued)	Par Value	Value
FINANCIALS - 0.7%
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Health Care REIT, Inc., 4.95%, due 01/15/21	$16,170,000	$17,569,578

HEALTH CARE - 9.8%
BIOTECHNOLOGY - 2.8%
Amgen, Inc., 1.875%, due 11/15/14	66,432,000	66,952,362

HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
CareFusion Corp., 5.125%, due 08/01/14	39,361,000	39,936,379
Teleflex, Inc., 6.875%, due 06/01/19	13,870,000	14,788,887
		54,725,266
HEALTH CARE PROVIDERS & SERVICES - 3.1%
Express Scripts Holding Co., 2.75%, due 11/21/14	7,275,000	7,380,822
Express Scripts Holding Co., 2.10%, due 02/12/15	19,350,000	19,596,558
Hanger Orthopedic Group, Inc., 7.125%, due 11/15/18	17,050,000	18,073,000
HealthSouth Corp., 5.75%, due 11/01/24	27,418,000	28,103,450
		73,153,830
PHARMACEUTICALS - 1.6%
Hospira, Inc., 5.60%, due 09/15/40	39,152,000	39,387,695

INDUSTRIALS - 3.9%
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Deluxe Corp., Series B, 5.125%, due 10/01/14	23,951,000	24,340,204
Deluxe Corp., 7.00%, due 03/15/19	9,560,000	10,277,000
		34,617,204
MACHINERY - 2.5%
Navistar International Corp., 3.00%, due 10/15/14	58,863,000	59,782,734

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.6% (Continued)	Par Value	Value
INFORMATION TECHNOLOGY - 10.4%
COMMUNICATIONS EQUIPMENT - 2.4%
InterDigital, Inc., 2.50%, due 03/15/16 CV	$9,500,000	$9,850,312
Nokia Corp., 5.375%, due 05/15/19	13,000,000	13,682,500
Nokia Corp., 6.625%, due 05/15/39	33,786,000	34,630,650
		58,163,462
IT SERVICES - 1.6%
WEX, Inc., 144A, 4.75%, due 02/01/23	40,269,000	37,852,860

SOFTWARE - 4.6%
Nuance Communications, Inc., 2.75%, due 11/01/31 CV	50,500,000	50,594,687
TIBCO Software, Inc., 2.25%, due 05/01/32 CV	59,714,000	59,937,928
		110,532,615
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.8%
Apple, Inc., 3.85%, due 05/04/43	30,000,000	26,604,000
NetApp, Inc., 3.25%, due 12/15/22	17,770,000	16,581,187
		43,185,187
MATERIALS - 2.9%
CONTAINERS & PACKAGING - 0.0%*
Silgan Holdings, Inc., 144A, 5.50%, due 02/01/22	863,000	886,733

METALS & MINING - 2.9%
Alcoa, Inc., 5.87%, due 02/23/22	4,349,000	4,585,829
Newmont Mining Corp., 1.25%, due 07/15/14 CV	63,513,000	63,592,391
		68,178,220
UTILITIES - 1.0%
ELECTRIC UTILITIES - 1.0%
PPL Energy Supply LLC, 5.40%, due 08/15/14	22,267,000	22,666,292

TOTAL CORPORATE BONDS (Cost $901,155,758)		$927,354,024

MONEY MARKET FUNDS - 19.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^	123,452,801	$123,452,801
Fidelity Institutional Money Market Portfolio - Select Class, 0.01%^	117,646,087	117,646,087

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 19.9% (Continued)	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.03%^	117,646,087	$117,646,087
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.01%^	117,646,087	117,646,087
TOTAL MONEY MARKET FUNDS (Cost $476,391,062)		$476,391,062

TOTAL INVESTMENTS AT VALUE - 99.9% (Cost $2,269,292,976)		$2,397,151,795

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		1,661,194

NET ASSETS - 100.0%		$2,398,812,989

144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

ADR -	American Depositary Receipt.
CV -	Convertible Security.

#	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
*	Percentage rounds to less than 0.1%.
^	The rate shown is the 7-day effective yield as of March 31, 2014.

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 85.8%	Shares	Value
CONSUMER DISCRETIONARY - 6.9%
AUTOMOBILES - 1.6%
Thor Industries, Inc.	5,375	$328,198

HOTELS, RESTAURANTS & LEISURE - 1.1%
Carnival Corp.	6,000	227,160

HOUSEHOLD DURABLES - 2.9%
Harman International Industries, Inc.	5,525	587,860

SPECIALTY RETAIL - 1.3%
Gap, Inc. (The)	6,875	275,412

CONSUMER STAPLES - 0.8%
PERSONAL PRODUCTS - 0.8%
Avon Products, Inc.	11,700	171,288

ENERGY - 14.3%
ENERGY EQUIPMENT & SERVICES - 6.9%
Diamond Offshore Drilling, Inc.	7,200	351,072
Helmerich & Payne, Inc.	5,725	615,781
Tidewater, Inc.	9,425	458,244
		1,425,097
OIL, GAS & CONSUMABLE FUELS - 7.4%
Chevron Corp.	3,550	422,130
Devon Energy Corp.	8,100	542,133
Suncor Energy, Inc.	15,550	543,628
		1,507,891
FINANCIALS - 13.5%
CAPITAL MARKETS - 3.2%
Bank of New York Mellon Corp. (The)	18,550	654,629

COMMERCIAL BANKS - 3.5%
Wells Fargo & Co.	14,400	716,256

DIVERSIFIED FINANCIAL SERVICES - 3.0%
JPMorgan Chase & Co.	10,100	613,171

INSURANCE - 3.1%
Assured Guaranty Ltd.	4,000	101,280

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.8% (Continued)	Shares	Value
FINANCIALS - 13.5% (Continued)
INSURANCE - 3.1% (Continued)
Unum Group	15,050	$531,416
		632,696
THRIFTS & MORTGAGE FINANCE - 0.7%
New York Community Bancorp, Inc.	9,375	150,656

HEALTH CARE - 2.1%
PHARMACEUTICALS - 2.1%
GlaxoSmithKline plc - ADR	8,200	438,126

INDUSTRIALS - 9.5%
COMMERCIAL SERVICES & SUPPLIES - 3.7%
Pitney Bowes, Inc.	29,525	767,355

CONSTRUCTION & ENGINEERING - 3.3%
Jacobs Engineering Group, Inc.+	10,500	666,750

MACHINERY - 2.5%
Joy Global, Inc.	9,000	522,000

INFORMATION TECHNOLOGY - 22.0%
COMMUNICATIONS EQUIPMENT - 2.7%
ADTRAN, Inc.	22,500	549,225

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 7.7%
Corning, Inc.	28,625	595,973
FLIR Systems, Inc.	16,625	598,500
Itron, Inc.+	10,950	389,163
		1,583,636
OFFICE ELECTRONICS - 1.4%
Xerox Corp.	26,200	296,060

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
Intel Corp.	19,425	501,359

SOFTWARE - 6.8%
CA, Inc.	19,050	589,979

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.8% (Continued)	Shares	Value
INFORMATION TECHNOLOGY - 22.0% (Continued)
SOFTWARE - 6.8% (Continued)
Microsoft Corp.	13,670	$560,333
Symantec Corp.	12,000	239,640
		1,389,952
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.9%
Hewlett-Packard Co.	5,700	184,452

MATERIALS - 12.3%
CHEMICALS - 1.2%
Mosaic Co. (The)	5,000	250,000

METALS & MINING - 11.1%
Alcoa, Inc.	31,650	407,335
Allegheny Technologies, Inc.	15,350	578,388
Cliffs Natural Resources, Inc.	22,000	450,120
Nucor Corp.	10,400	525,616
Reliance Steel & Aluminum Co.	4,300	303,838
		2,265,297
UTILITIES - 4.4%
ELECTRIC UTILITIES - 4.4%
FirstEnergy Corp.	15,535	528,656
PPL Corp.	11,000	364,540
		893,196

TOTAL COMMON STOCKS (Cost $13,791,158)		$17,597,722

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 12.7%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.01%^	988,025	$988,025
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.03%^	671,416	671,416
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.01%^	948,500	948,500
TOTAL MONEY MARKET FUNDS (Cost $2,607,941)		$2,607,941

TOTAL INVESTMENTS AT VALUE - 98.5% (Cost $16,399,099)		$20,205,663

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		300,329

NET ASSETS - 100.0%		$20,505,992

ADR - American Depositary Receipt.

+	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2014.

See Accompanying Notes to Schedules of Investments.

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2014 (Unaudited)

1.   Securities Valuation

Securities of Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund (the “Funds”) are valued at their market value, which usually means the last quoted sales price on a security’s principal exchange or, in the case of an equity security listed on the National Association of Dealers’ Automated Quotation System (“NASDAQ”), its NASDAQ Official Closing Price. Securities not traded on the valuation date and securities not listed on an exchange (including NASAQ) are valued at the last quoted bid price.  All other securities, including securities in which the quotations are considered by the Funds’ investment advisor to be unreliable due to significant market or other events, are priced at their fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to the following:  only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source, and actions of the securities markets, such as the suspension or limitation of trading.

Generally accepted accounting principles (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Corporate Bonds and certain Preferred Stocks held by Berwyn Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2014, by security type:

Berwyn Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$467,212,726	$-	$-	$467,212,726
Money Market Funds	36,095,947	-	-	36,095,947
Total	$503,308,673	$-	$-	$503,308,673

Berwyn Income Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$627,809,427	$-	$-	$627,809,427
Preferred Stocks	354,416,032	11,181,250	-	365,597,282
Corporate Bonds	-	927,354,024	-	927,354,024
Money Market Funds	476,391,062	-	-	476,391,062
Total	$1,458,616,521	$938,535,274	$-	$2,397,151,795

Berwyn Cornerstone Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$17,597,722	$-	$-	$17,597,722
Money Market Funds	2,607,941	-	-	2,607,941
Total	$20,205,663	$-	$-	$20,205,663

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type.  As of March 31, 2014, the Funds did not have any transfers in and out of any Level. The Funds did not have any assets or liabilities or derivative instruments that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.    Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.    Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2014:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund

Tax Cost of Portfolio Investments	$401,486,315	$2,276,684,002	$16,422,002

Gross Unrealized Appreciation	$111,105,808	$150,181,724	$4,093,731
Gross Unrealized Depreciation	(9,283,450)	(29,713,961)	(310,070)

Net Unrealized Appreciation	$101,822,358	$120,467,763	$3,783,661

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.  Affiliated Investments

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company.  Accordingly, during the three months ended March 31, 2014, the following portfolio companies are considered to have been affiliates of Berwyn Fund and Berwyn Income Fund.  Transactions in these companies during the three months ended March 31, 2014 were as follows:

Berwyn Fund
	12/31/2013 Value	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	3/31/2014 Value	Net Realized Losses	Dividend Income
Hallmark Financial Services, Inc.	$9,281,946	$286,174	$(44,483)	$(612,192)	$8,911,445	$(10,199)	$-
Hooker Furniture Corp. *	9,154,167	-	(1,173,891)	(388,136)	7,592,140	(199,023)	52,681
KMG Chemicals, Inc.	9,693,813	487,788	-	(715,303)	9,466,298	-	18,112
Spartan Motors, Inc.	12,923,811	-	(396,052)	(2,931,754)	9,596,005	(34,353)	-
Total:	$41,053,737	$773,962	$(1,614,426)	$(4,647,385)	$35,565,888	$(243,575)	$70,793

Berwyn Income Fund
	12/31/2013 Value	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	3/31/2014 Value	Net Realized Gains	Dividend Income
Ennis, Inc.	$25,136,921	$1,539,963	$-	$(1,404,899)	$25,271,984	$-	$248,529
PCTEL, Inc.	14,268,411	2,036,489	-	(1,258,002)	15,046,897	-	65,396
Total:	$39,405,332	$3,576,452	$-	$(2,662,901)	$40,318,881	$-	$313,925

*	Company is not considered an affiliate as of March 31, 2014.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Berwyn Funds

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	May 21, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	May 21, 2014

*	Print the name and title of each signing officer under his or her signature.